ACCOUNTS PAYABLE (Tables)	12 Months Ended
Nov. 30, 2020
Disclosure Of Detail Information About Accounts Payable [Abstract]
Disclosure of accounts payable [Table Text Block]
	2020	2019

Professional fees	$74,178	$80,216
Funds to be returned to investors	43,046	38,646
Advertising costs	5,164	8,556
Development costs	77,675	42,430
Others	42,215	47,175
	$242,278	$217,023